Significant Restructuring Activities (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Imaging And Solutions USD ($)	Mar. 31, 2012 Imaging And Solutions JPY (¥)	Mar. 31, 2012 Industrial Products USD ($)	Mar. 31, 2012 Industrial Products JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)	Mar. 31, 2012 Corporate USD ($)	Mar. 31, 2012 Corporate JPY (¥)
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 415,878	¥ 34,102,000	$ 362,646	¥ 29,737,000	$ 17,390	¥ 1,426,000	$ 4,354	¥ 357,000	$ 31,488	¥ 2,582,000